Cover Page	Dec. 09, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2019
Trading Symbol	HST
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Central Index Key	0001070750
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Entity File Number	001-14625
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	53-0085950
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	744-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	6903 Rockledge Drive
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
HOST HOTELS RESORTS LP [Member]
Document Information [Line Items]
Entity Registrant Name	HOST HOTELS & RESORTS, L.P.
Entity Central Index Key	0001061937
Entity File Number	0-25087
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2095412